Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 1,490,369	$ 295,514	[1]
Restricted cash	717,388	272,787
Trade receivables	160,412	5,203
Flight equipment held for operating leases, net	31,984,668	8,085,947
Maintenance rights intangible and lease premium, net	3,906,026	9,354
Flight equipment held for sale	14,082
Net investment in finance and sales-type leases	347,091	31,995
Prepayments on flight equipment	3,486,514	223,815
Other intangibles, net	523,709
Deferred income tax assets	190,029	121,663
Other assets	1,047,092	404,863
Total Assets	43,867,380	9,451,141
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,195,880	164,222
Accrued maintenance liability	3,194,365	466,293
Lessee deposit liability	848,332	92,660
Debt	30,402,392	6,236,892
Deferred income tax liabilities	283,863	61,842
Commitments and contingencies
Total Liabilities	35,924,832	7,021,909
Ordinary share capital, 0.01 par value (350,000,000 ordinary shares authorized, 212,318,291 ordinary shares issued and outstanding at December 31, 2014 and 250,000,000 ordinary shares authorized, 113,783,799 ordinary shares issued and outstanding at December 31, 2013)	2,559	1,199
Additional paid-in capital	5,557,627	934,024
Accumulated other comprehensive loss	(6,895)	(9,890)
Accumulated retained earnings	2,310,486	1,500,039
Total AerCap Holdings N.V. shareholders' equity	7,863,777	2,425,372
Non-controlling interest	78,771	3,860
Total Equity	7,942,548	2,429,232
Total Liabilities and Equity	$ 43,867,380	$ 9,451,141

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.